Related Party Transactions (Details) ¥ in Millions, $ in Millions	6 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Jan. 13, 2022
Related Party Transactions (Details) [Line Items]
Related party description	As disclosed in Note 11, on May 6, 2021, the Company entered into a real estate property purchase agreement with a related party, Jiangxi Yueshang, to purchase certain residential apartment and commercial office space totaling 2,749.30 square meters with total purchase price of RMB32 million (approximately $4.6 million).	As disclosed in Note 11, on May 6, 2021, the Company entered into a real estate property purchase agreement with a related party, Jiangxi Yueshang, to purchase certain residential apartment and commercial office space totaling 2,749.30 square meters with total purchase price of RMB32 million (approximately $4.6 million).
Prepayment amount	$ 2.3	¥ 16
Jiangxi Yueshang [Member]
Related Party Transactions (Details) [Line Items]
Equity interest			5.00%